Quarterly Holdings Report
for
Fidelity® International Discovery K6 Fund
July 31, 2023
IGI-K6-NPRT3-0923
1.9893914.104
Common Stocks - 97.8%
	Shares	Value ($)
Australia - 3.7%
Bapcor Ltd.	445,932	1,872,078
EBOS Group Ltd.	140,184	3,356,482
Flight Centre Travel Group Ltd. (a)(b)	293,229	4,603,000
Flutter Entertainment PLC (a)	43,103	8,579,548
Iperionx Ltd. (a)	1,395,848	984,471
National Storage REIT unit	3,427,142	5,340,666
TOTAL AUSTRALIA		24,736,245
Bailiwick of Jersey - 0.4%
JTC PLC (c)	302,996	2,799,719
Belgium - 2.0%
Azelis Group NV	40,564	1,048,103
KBC Group NV	83,301	6,269,633
UCB SA	67,907	6,011,925
TOTAL BELGIUM		13,329,661
Brazil - 0.6%
MercadoLibre, Inc. (a)	3,294	4,078,137
Canada - 3.0%
Canadian Natural Resources Ltd.	118,963	7,234,401
Constellation Software, Inc.	4,235	8,947,439
Definity Financial Corp.	43,985	1,107,088
Franco-Nevada Corp.	16,994	2,479,798
Lumine Group, Inc.	12,235	194,198
TOTAL CANADA		19,962,924
China - 3.1%
Alibaba Group Holding Ltd. (a)	428,832	5,480,210
Chervon Holdings Ltd.	654,394	2,450,128
Glodon Co. Ltd. (A Shares)	454,119	2,053,543
Li Ning Co. Ltd.	319,610	1,926,127
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	63,190	2,618,615
Tencent Holdings Ltd.	131,555	6,046,419
TOTAL CHINA		20,575,042
Denmark - 3.3%
DSV A/S	32,607	6,528,713
Novo Nordisk A/S Series B	97,317	15,692,584
TOTAL DENMARK		22,221,297
France - 12.5%
Air Liquide SA	60,430	10,864,949
Airbus Group NV	40,223	5,924,849
AXA SA	256,971	7,898,991
BNP Paribas SA	114,269	7,535,793
Edenred SA	112,838	7,329,783
EssilorLuxottica SA	25,777	5,184,851
Exclusive Networks SA	136,612	2,913,975
L'Oreal SA	16,179	7,528,225
LVMH Moet Hennessy Louis Vuitton SE	24,995	23,214,553
Pernod Ricard SA	22,857	5,041,333
TOTAL FRANCE		83,437,302
Germany - 4.6%
DHL Group	128,308	6,591,007
Merck KGaA	29,429	5,170,678
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,287	5,381,751
Nexus AG	22,732	1,452,142
Rheinmetall AG	11,413	3,230,008
Siemens AG	38,174	6,506,461
Siemens Healthineers AG (c)	38,215	2,219,359
Talanx AG	82	5,022
TOTAL GERMANY		30,556,428
Hong Kong - 1.5%
AIA Group Ltd.	966,475	9,669,333
Hungary - 0.3%
Richter Gedeon PLC	71,747	1,809,859
India - 5.4%
Avenue Supermarts Ltd. (a)(c)	40,470	1,846,739
Campus Activewear Ltd. (a)	123,397	453,361
HDFC Bank Ltd.	591,311	11,872,476
HDFC Bank Ltd. sponsored ADR	172,589	11,784,377
ITC Ltd.	394,483	2,233,837
Larsen & Toubro Ltd.	46,855	1,527,659
One97 Communications Ltd. (a)	335,518	3,265,426
PVR INOX Ltd. (a)	50,442	955,049
Sona Blw Precision Forgings Ltd. (c)	234,001	1,622,130
Star Health & Allied Insurance Co. Ltd. (a)	81,235	628,623
TOTAL INDIA		36,189,677
Ireland - 2.2%
Cairn Homes PLC	2,327,991	2,835,258
CRH PLC	91,820	5,469,801
Dalata Hotel Group PLC (a)	918,456	4,296,879
Kingspan Group PLC (Ireland)	29,103	2,335,909
Ryanair Holdings PLC (a)	3,200	55,309
TOTAL IRELAND		14,993,156
Italy - 3.9%
BFF Bank SpA (c)	252,178	2,844,787
Davide Campari Milano NV	241,637	3,249,265
Ferrari NV	12,432	3,983,088
FinecoBank SpA	132,867	2,062,022
Prysmian SpA	66,276	2,641,554
Recordati SpA	13,162	679,443
UniCredit SpA	413,377	10,466,812
TOTAL ITALY		25,926,971
Japan - 19.1%
Advantest Corp.	21,709	2,979,427
BayCurrent Consulting, Inc.	47,067	1,517,895
Capcom Co. Ltd.	101,354	4,559,559
Daiichi Sankyo Kabushiki Kaisha	141,636	4,362,335
Eisai Co. Ltd.	24,840	1,567,243
Fast Retailing Co. Ltd.	18,759	4,688,926
FUJIFILM Holdings Corp.	56,388	3,268,772
Hitachi Ltd.	188,126	12,295,333
Hoya Corp.	84,415	9,808,315
Itochu Corp.	216,292	8,741,989
JTOWER, Inc. (a)	48,730	2,483,341
Keyence Corp.	10,340	4,634,157
Misumi Group, Inc.	72,437	1,321,040
Mitsubishi UFJ Financial Group, Inc.	747,721	6,020,840
NOF Corp.	35,836	1,544,375
ORIX Corp.	310,941	5,969,001
Outsourcing, Inc.	203,901	2,078,926
Persol Holdings Co. Ltd.	186,021	3,671,648
Renesas Electronics Corp. (a)	495,887	9,567,565
Shin-Etsu Chemical Co. Ltd.	268,836	8,856,763
SMC Corp.	7,123	3,712,582
Sony Group Corp.	98,823	9,256,379
Sumitomo Mitsui Financial Group, Inc.	101,648	4,762,380
TechnoPro Holdings, Inc.	67,080	1,736,706
TIS, Inc.	113,773	2,881,412
Tokio Marine Holdings, Inc.	142,805	3,283,799
ZOZO, Inc.	113,592	2,213,313
TOTAL JAPAN		127,784,021
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.	146,286	7,991,393
Netherlands - 6.1%
Adyen BV (a)(c)	2,796	5,189,419
ASML Holding NV (Netherlands)	26,064	18,668,830
BE Semiconductor Industries NV	59,639	7,124,515
IMCD NV	17,396	2,638,556
ING Groep NV (Certificaten Van Aandelen)	318,972	4,655,928
Topicus.Com, Inc. (a)	8,028	633,157
Universal Music Group NV	81,153	2,081,566
TOTAL NETHERLANDS		40,991,971
Russia - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(d)	38,476	14,210
Spain - 1.3%
CaixaBank SA	1,488,379	6,020,791
Cie Automotive SA	88,865	2,782,697
TOTAL SPAIN		8,803,488
Sweden - 2.5%
ASSA ABLOY AB (B Shares)	116,757	2,807,176
HEXPOL AB (B Shares)	164,398	1,785,101
Indutrade AB	200,188	4,201,012
Kry International AB (a)(d)(e)	71	4,010
Lagercrantz Group AB (B Shares)	246,641	2,968,671
Nibe Industrier AB (B Shares)	259,583	2,336,306
Nordnet AB	151,320	2,245,420
TOTAL SWEDEN		16,347,696
Switzerland - 1.6%
Compagnie Financiere Richemont SA Series A	46,665	7,514,600
Partners Group Holding AG	2,547	2,856,449
TOTAL SWITZERLAND		10,371,049
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	755,612	13,618,758
United Kingdom - 10.8%
3i Group PLC	153,687	3,899,221
AstraZeneca PLC (United Kingdom)	127,896	18,375,621
BAE Systems PLC	512,120	6,124,475
Beazley PLC	295,192	2,077,908
Big Yellow Group PLC	169,076	2,328,235
Bunzl PLC	185,100	6,860,389
Cab Payments Holdings Ltd.	386,000	1,421,721
Compass Group PLC	398,453	10,366,812
DCC PLC (United Kingdom)	253	14,647
Diageo PLC	123,711	5,399,032
Endava PLC ADR (a)	19,156	1,004,924
Games Workshop Group PLC	13,594	2,032,443
JD Sports Fashion PLC	1,288,320	2,607,357
London Stock Exchange Group PLC	37,661	4,089,789
Sage Group PLC	229,882	2,763,149
Smart Metering Systems PLC	229,170	2,049,914
Starling Bank Ltd. Series D (a)(d)(e)	137,500	615,848
Zegona Communications PLC (a)	23,682	11,397
TOTAL UNITED KINGDOM		72,042,882
United States of America - 6.3%
Globant SA (a)	8,421	1,471,401
Lattice Semiconductor Corp. (a)	40,332	3,667,792
Linde PLC	17,936	7,007,057
Microsoft Corp.	7,922	2,661,158
Nestle SA (Reg. S)	136,653	16,742,618
NVIDIA Corp.	15,227	7,115,425
Samsonite International SA (a)(c)	1,053,659	3,120,892
TOTAL UNITED STATES OF AMERICA		41,786,343
Zambia - 0.4%
First Quantum Minerals Ltd.	96,107	2,850,449
TOTAL COMMON STOCKS (Cost $582,585,888)		652,888,011

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.0%
ByteDance Ltd. Series E1 (a)(d)(e)	1,533	367,537
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	8,434	66,038
		433,575
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	3,347	438,144
TOTAL CONVERTIBLE PREFERRED STOCKS		871,719
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	413	23,327
TOTAL PREFERRED STOCKS (Cost $1,346,117)		895,046

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	8,675,025	8,676,760
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	463,241	463,287
TOTAL MONEY MARKET FUNDS (Cost $9,140,047)		9,140,047

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $593,072,052)	662,923,104
NET OTHER ASSETS (LIABILITIES) - 0.7%	4,578,312
NET ASSETS - 100.0%	667,501,416

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,643,045 or 2.9% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,514,904 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539

ByteDance Ltd. Series E1	11/18/20	167,977

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	119,789

Kry International AB	5/14/21	30,836

Kry International AB Series E	5/14/21	188,812

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	286,270

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	27,106,527	132,073,530	150,503,297	596,733	-	-	8,676,760	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	1,938,791	58,565,096	60,040,600	63,660	-	-	463,287	0.0%
Total	29,045,318	190,638,626	210,543,897	660,393	-	-	9,140,047

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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